Schedule of Future Lease Obligations (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
2021	$ 2,033,761	$ 1,531,108
2022	1,500,065	769,619
2023	1,058,833	210,219
Total payments	4,592,659	2,510,946
Amount representing interest	(176,789)	(158,068)
Lease obligation, net	4,415,870	2,352,878	$ 2,400,565	$ 3,790,147
Total payments	$ 4,592,659	$ 2,510,946